Inventories - Cost of Inventories Recognized as an Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of income and expense [abstract]
Cost of revenue	$ 16,372,032		$ 15,057,605
Loss on abandonment	12,369		5,497
Allowance for (reversal of) inventory valuation and obsolescence loss	27,341		(13,070)
Cost of revenue	$ 16,411,742	$ 548,704	$ 15,050,032	$ 14,703,729